Unaudited Quarterly Consolidated Financial Data - Additional Information (Detail) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effect of Fourth Quarter Events [Line Items]
Overstatement of cost of goods sold	$ 108,297,000		$ 107,463,000	$ 328,334,000	$ 311,709,000	$ 418,138,000	$ 345,270,000	$ 338,719,000
Aggregate goodwill impairment charge		124,106,000				124,106,000
Empi Reporting Unit
Effect of Fourth Quarter Events [Line Items]
Aggregate goodwill impairment charge		76,700,000
Empi Reporting Unit | Trade Names
Effect of Fourth Quarter Events [Line Items]
Impairment charge		16,900,000
Overstatement
Effect of Fourth Quarter Events [Line Items]
Overstatement of cost of goods sold							3,100,000	1,100,000
Cost of Goods, Total
Effect of Fourth Quarter Events [Line Items]
Cumulative impact of error		(4,200,000)
Property Plant and Equipment
Effect of Fourth Quarter Events [Line Items]
Cumulative impact of error		$ 4,200,000